AST BOND PORTFOLIO 2028
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Long-Term Investment — 96.2%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio* (cost $59,444,385)	5,949,321	$63,598,246
Short-Term Investment — 2.8%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,875,550)	1,875,550	1,875,550

TOTAL INVESTMENTS—99.0% (cost $61,319,935)(wa)		65,473,796

Other assets in excess of liabilities(z) — 1.0%		658,073

Net Assets — 100.0%		$66,131,869

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
128	3 Year U.S. Treasury Notes	Jun. 2025	$27,028,000	$229,056
230	5 Year U.S. Treasury Notes	Jun. 2025	24,875,938	293,716
				522,772
Short Positions:
74	2 Year U.S. Treasury Notes	Jun. 2025	15,330,719	(65,723)
71	10 Year U.S. Treasury Notes	Jun. 2025	7,896,531	(126,127)
53	10 Year U.S. Ultra Treasury Notes	Jun. 2025	6,048,625	(72,698)
79	20 Year U.S. Treasury Bonds	Jun. 2025	9,265,219	(142,413)
42	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	5,134,500	(101,275)
				(508,236)
				$14,536
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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